ACCOUNTS RECEIVABLE AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable and other current assets [Abstract]
Schedule of accounts receivables and other current assets	Accounts Receivable and Other Current Assets

	As at December 31, 2024	As at December 31, 2023
Accounts receivable
Amounts due from concentrate sales	$204	$246
Other receivables	559	447
	$763	$693
Other current assets
Value added taxes recoverable[1]	340	337
Prepaid expenses	150	203
Kibali JV Receivable[2]	260	148
Other[3]	103	127
	$853	$815
[1]Primarily includes VAT and fuel tax recoverables of $63 million in Zambia, $100 million in Mali, $52 million in Côte d’Ivoire, $41 million in Tanzania, $33 million in Argentina, and $12 million in the Dominican Republic (Dec. 31, 2023: $106 million, $84 million, $21 million, $51 million, $18 million, and $11 million, respectively).
[2]Refer to note 16 for further details.
[3]2024 and 2023 balance includes $50 million asset reflecting the final settlement of Zambian tax matters.